TAXES RECOVERABLE (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Vat Recoverable	$ 536	$ 179
Gst Recoverable	13	17
Total Taxes Recoverable	$ 549	$ 195